SELLING AND MARKETING EXPENSES (Tables)	6 Months Ended
Jun. 30, 2025
Selling and Marketing Expense [Abstract]
Schedule of Selling and Marketing Expenses

Selling and marketing expenses as of June 30, 2025 and 2024 consisted of the following:

	2025	2024
Employee compensation and benefits	$170,493	$139,402
Travel and promotion	43,653	101,116
Shipping and handling	70,765	70,051
Insurance	2,780	-
Consulting fee	6,384	1,961
Inspection and certification fees	4,713	56,168
Entertainment	27,362	64,454
Office and miscellaneous	3,494	21,689
Total	$329,644	$454,841